Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Current raw materials and current production supplies	€ 1,541	€ 1,143
Current work in progress	648	646
Current finished goods	1,860	1,660
Current inventories	€ 4,049	€ 3,450